UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

BB&T Equity Index Fund

Schedule of Investments

March 31, 2009

(Unaudited)

Fair Value
Mutual Funds (100.3%)
S&P 500 Index Master Portfolio	$22,608,970

TOTAL INVESTMENTS—100.3%	$22,608,970

Percentages based on net assets of $22,544,706.

See accompanying notes to the Schedule of Investments

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

March 31, 2009

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Schedule of Investments of the Master Portfolio are contained elsewhere in this report and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.54% in the net assets of the Master Portfolio at March 31, 2009.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the price paid for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. The CDSC is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments (the “Schedule”). The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

(A) Recent Accounting Standard—In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”). SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

Financial Accounting Standards Board—SFAS No. 157 “Fair Value Measurement” (“SFAS No. 157”)—SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framewok for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in Securities	Level 1—Quoted Inputs	Level 2—Other Significant Observable Inputs	Level 3—Other Significant Unobservable Inputs	Total Fair Value
BB&T Equity Index Fund	$22,608,970	—	—	$22,608,970

(B) Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C) Distributions to Shareholders—Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D) Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E) Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Fund Trusts are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

(F) Securities Transactions and Income Recognition—The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(H) Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3. Federal Income Taxes:

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes.

FIN48 was applied to all open tax years (December 2005 – December 2008). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

At December 31, 2008, the Fund’s most recent fiscal year end, the Fund has net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the U.S. Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$ 121,006	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016

$9,343,103

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $155,945 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security		Shares	Value
COMMON STOCKS—97.08%
ADVERTISING—0.13%
Interpublic Group of Companies Inc. (The)	(a) (b)	99,201	$408,708
Omnicom Group Inc.	(b)	64,102	1,499,987

			1,908,695

AEROSPACE & DEFENSE—2.16%
Boeing Co. (The)	(b)	150,172	5,343,120
General Dynamics Corp.		79,888	3,322,542
Goodrich Corp.		25,169	953,653
L-3 Communications Holdings Inc.	(b)	24,620	1,669,236
Lockheed Martin Corp.		68,225	4,709,572
Northrop Grumman Corp.		66,998	2,923,793
Raytheon Co.		84,155	3,276,996
Rockwell Collins Inc.	(b)	32,192	1,050,747
United Technologies Corp.	(b)	194,799	8,372,461

			31,622,120

AGRICULTURE—2.58%
Altria Group Inc.		423,876	6,790,494
Archer-Daniels-Midland Co.	(b)	131,451	3,651,709
Lorillard Inc.		34,442	2,126,449
Monsanto Co.		112,580	9,355,398
Philip Morris International Inc.	(b)	413,565	14,714,643
Reynolds American Inc.	(b)	34,492	1,236,193

			37,874,886

AIRLINES—0.06%
Southwest Airlines Co.	(b)	150,333	951,608

			951,608

APPAREL—0.44%
Coach Inc.	(a)	67,307	1,124,027
Nike Inc. Class B	(b)	80,397	3,769,815
Polo Ralph Lauren Corp.		11,591	489,720
VF Corp.	(b)	17,847	1,019,242

			6,402,804

AUTO MANUFACTURERS—0.23%
Ford Motor Co.	(a) (b)	483,307	1,271,097
General Motors Corp.	(b)	126,659	245,718
PACCAR Inc.	(b)	74,257	1,912,860

			3,429,675

AUTO PARTS & EQUIPMENT—0.12%
Goodyear Tire & Rubber Co. (The)	(a) (b)	50,560	316,506
Johnson Controls Inc.	(b)	120,802	1,449,624

			1,766,130

BANKS—3.34%
Bank of America Corp.		1,313,798	8,960,102
Bank of New York Mellon Corp. (The)		236,047	6,668,328
BB&T Corp.	(b)	114,519	1,937,661
Comerica Inc.		30,769	563,380
Discover Financial Services		98,238	619,882
Fifth Third Bancorp	(b)	119,661	349,410
First Horizon National Corp.	(b)	44,245	475,191
Huntington Bancshares Inc.	(b)	77,019	127,852
KeyCorp	(b)	101,719	800,529
M&T Bank Corp.	(b)	15,878	718,321
Marshall & Ilsley Corp.		53,202	299,527
Northern Trust Corp.		45,705	2,734,073
PNC Financial Services Group Inc. (The)		87,698	2,568,674
Regions Financial Corp.	(b)	143,740	612,332
State Street Corp.		88,517	2,724,553
SunTrust Banks Inc.	(b)	73,300	860,542
U.S. Bancorp	(b)	359,547	5,252,982
Wells Fargo & Co.		870,045	12,389,441
Zions Bancorporation		23,844	234,387

			48,897,167

BEVERAGES—2.66%
Brown-Forman Corp. Class B	(b)	20,323	789,142
Coca-Cola Co. (The)	(b)	408,720	17,963,244
Coca-Cola Enterprises Inc.		64,362	848,935
Constellation Brands Inc. Class A	(a)	39,063	464,850
Dr Pepper Snapple Group Inc.	(a) (b)	52,262	883,750
Molson Coors Brewing Co. Class B		30,341	1,040,089
Pepsi Bottling Group Inc.		27,068	599,286
PepsiCo Inc.		319,530	16,449,404

			39,038,700

BIOTECHNOLOGY—1.57%
Amgen Inc.	(a)	213,832	10,588,961
Biogen Idec Inc.	(a) (b)	60,861	3,190,334
Celgene Corp.	(a)	94,422	4,192,337
Genzyme Corp.	(a)	55,436	3,292,344
Life Technologies Corp.	(a)	35,755	1,161,322
Millipore Corp.	(a) (b)	11,124	638,629

			23,063,927

BUILDING MATERIALS—0.03%
Masco Corp.	(b)	74,051	516,876

			516,876

CHEMICALS—1.39%
Air Products and Chemicals Inc.	(b)	42,946	2,415,713
CF Industries Holdings Inc.	(b)	9,918	705,467
Dow Chemical Co. (The)	(b)	188,153	1,586,130
E.I. du Pont de Nemours and Co.		184,912	4,129,085
Eastman Chemical Co.	(b)	14,579	390,717
Ecolab Inc.	(b)	34,357	1,193,219
International Flavors & Fragrances Inc.	(b)	16,256	495,158
PPG Industries Inc.	(b)	33,965	1,253,309
Praxair Inc.	(b)	63,197	4,252,526
Rohm and Haas Co.	(b)	25,569	2,015,860
Sherwin-Williams Co. (The)	(b)	20,327	1,056,394
Sigma-Aldrich Corp.	(b)	25,420	960,622

			20,454,200

COAL—0.17%
CONSOL Energy Inc.	(b)	37,581	948,544
Massey Energy Co.	(b)	17,752	179,650
Peabody Energy Corp.		54,859	1,373,669

			2,501,863

COMMERCIAL SERVICES—0.71%
Apollo Group Inc. Class A	(a)	22,010	1,724,043
Convergys Corp.	(a)	25,380	205,070
Equifax Inc.		26,260	642,057
H&R Block Inc.		69,089	1,256,729
Iron Mountain Inc.	(a)	37,358	828,227
McKesson Corp.		56,541	1,981,197
Monster Worldwide Inc.	(a) (b)	26,159	213,196
Moody’s Corp.	(b)	39,532	906,073
R.R. Donnelley & Sons Co.		43,079	315,769
Robert Half International Inc.	(b)	32,043	571,327
Western Union Co.		145,557	1,829,652

			10,473,340

COMPUTERS—5.24%
Affiliated Computer Services Inc. Class A	(a)	20,255	970,012
Apple Inc.	(a)	182,862	19,222,453
Cognizant Technology Solutions Corp. Class A	(a) (b)	60,335	1,254,365
Computer Sciences Corp.	(a) (b)	31,043	1,143,624
Dell Inc.	(a)	354,624	3,361,836
EMC Corp.	(a) (b)	418,190	4,767,366
Hewlett-Packard Co.		494,831	15,864,282
International Business Machines Corp.		275,569	26,699,880
Lexmark International Inc. Class A	(a) (b)	15,437	260,422
NetApp Inc.	(a)(b)	67,846	1,006,835
SanDisk Corp.	(a) (b)	47,254	597,763
Sun Microsystems Inc.	(a) (b)	150,628	1,102,597
Teradata Corp.	(a)	36,343	589,483

			76,840,918

COSMETICS & PERSONAL CARE—2.51%
Avon Products Inc.	(b)	86,698	1,667,203
Colgate-Palmolive Co.		103,426	6,100,065
Estee Lauder Companies Inc. (The) Class A	(b)	24,028	592,290
Procter & Gamble Co. (The)		603,618	28,424,372

			36,783,930

DISTRIBUTION & WHOLESALE—0.19%
Fastenal Co.	(b)	26,319	846,287
Genuine Parts Co.	(b)	32,607	973,645
W.W. Grainger Inc.	(b)	13,337	935,991

			2,755,923

DIVERSIFIED FINANCIAL SERVICES—4.01%
American Express Co.		239,846	3,269,101
Ameriprise Financial Inc.		45,188	925,902
Capital One Financial Corp.		79,071	967,829
Charles Schwab Corp. (The)	(b)	191,748	2,972,094
CIT Group Inc.		75,731	215,833
Citigroup Inc.	(b)	1,121,667	2,837,818
CME Group Inc.	(b)	13,727	3,382,196
E*TRADE Financial Corp.	(a) (b)	113,200	144,896
Federated Investors Inc. Class B		18,116	403,262
Franklin Resources Inc.		30,995	1,669,701
Goldman Sachs Group Inc. (The)		94,774	10,047,939

IntercontinentalExchange Inc.	(a) (b)	14,838	1,104,986
Invesco Ltd.		79,536	1,102,369
Janus Capital Group Inc.		33,579	223,300
JPMorgan Chase & Co.		771,682	20,511,308
Legg Mason Inc.		30,055	477,875
Morgan Stanley		220,321	5,016,709
NASDAQ OMX Group Inc. (The)	(a)	28,161	551,392
NYSE Euronext Inc.	(b)	53,596	959,368
SLM Corp.	(a)	95,835	474,383
T. Rowe Price Group Inc.	(b)	52,500	1,515,150

			58,773,411

ELECTRIC—3.83%
AES Corp. (The)	(a)	136,635	793,849
Allegheny Energy Inc.		34,178	791,904
Ameren Corp.	(b)	42,803	992,602
American Electric Power Co. Inc.	(b)	82,698	2,088,951
CenterPoint Energy Inc.		69,245	722,225
CMS Energy Corp.	(b)	47,382	561,003
Consolidated Edison Inc.	(b)	55,889	2,213,763
Constellation Energy Group Inc.	(b)	40,351	833,652
Dominion Resources Inc.	(b)	119,933	3,716,724
DTE Energy Co.		33,526	928,670
Duke Energy Corp.		262,460	3,758,427
Dynegy Inc. Class A	(a)	104,575	147,451
Edison International		66,512	1,916,211
Entergy Corp.		38,798	2,641,756
Exelon Corp.	(b)	134,821	6,119,525
FirstEnergy Corp.		62,468	2,411,265
FPL Group Inc.		83,757	4,248,993
Integrys Energy Group Inc.	(b)	16,065	418,333
Northeast Utilities	(b)	34,883	753,124
Pepco Holdings Inc.		44,898	560,327
PG&E Corp.	(b)	74,872	2,861,608
Pinnacle West Capital Corp.	(b)	21,158	561,956
PPL Corp.	(b)	76,668	2,201,138
Progress Energy Inc.	(b)	56,317	2,042,054
Public Service Enterprise Group Inc.		103,710	3,056,334
SCANA Corp.	(b)	24,421	754,365
Southern Co.	(b)	159,567	4,885,942
TECO Energy Inc.	(b)	44,313	494,090
Wisconsin Energy Corp.		24,218	997,055
Xcel Energy Inc.	(b)	92,021	1,714,351

			56,187,648

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Emerson Electric Co.		157,186	4,492,376
Molex Inc.	(b)	28,010	384,857

			4,877,233

ELECTRONICS—0.56%
Agilent Technologies Inc.	(a) (b)	71,852	1,104,365
Amphenol Corp. Class A	(b)	36,373	1,036,267
FLIR Systems Inc.	(a) (b)	30,495	624,538
Jabil Circuit Inc.	(b)	44,010	244,696
PerkinElmer Inc.	(b)	24,783	316,479
Thermo Fisher Scientific Inc.	(a) (b)	86,110	3,071,544
Tyco Electronics Ltd.	(b)	93,493	1,032,163
Waters Corp.	(a) (b)	20,479	756,699

			8,186,751

ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.		36,987	1,277,901
Jacobs Engineering Group Inc.	(a) (b)	24,860	961,088

			2,238,989

ENTERTAINMENT—0.04%
International Game Technology		59,686	550,305

			550,305

ENVIRONMENTAL CONTROL—0.31%
Republic Services Inc.		65,120	1,116,808
Stericycle Inc.	(a) (b)	17,687	844,201
Waste Management Inc.		100,529	2,573,542

			4,534,551

FOOD—2.12%
Campbell Soup Co.		42,259	1,156,206
ConAgra Foods Inc.	(b)	91,619	1,545,613
Dean Foods Co.	(a)	31,884	576,463
General Mills Inc.		68,472	3,415,383
H.J. Heinz Co.	(b)	64,436	2,130,254
Hershey Co. (The)	(b)	34,344	1,193,454
Hormel Foods Corp.	(b)	14,579	462,300
J.M. Smucker Co. (The)		24,451	911,289
Kellogg Co.		51,625	1,891,024
Kraft Foods Inc. Class A		301,051	6,710,427
Kroger Co. (The)		133,706	2,837,241
McCormick & Co. Inc. NVS		26,935	796,468
Safeway Inc.		87,177	1,760,104
Sara Lee Corp.	(b)	145,845	1,178,428
SUPERVALU Inc.	(b)	43,040	614,611
Sysco Corp.	(b)	122,776	2,799,293
Tyson Foods Inc. Class A	(b)	63,044	591,983
Whole Foods Market Inc.	(b)	29,502	495,634

			31,066,175

FOREST PRODUCTS & PAPER—0.22%
International Paper Co.		88,382	622,209
MeadWestvaco Corp.	(b)	34,856	417,923
Plum Creek Timber Co. Inc.	(b)	34,266	996,113
Weyerhaeuser Co.	(b)	43,710	1,205,085

			3,241,330

GAS—0.22%
Nicor Inc.	(b)	9,098	302,327
NiSource Inc.		57,628	564,754
Sempra Energy		49,926	2,308,578

			3,175,659

HAND & MACHINE TOOLS—0.08%
Black & Decker Corp. (The)	(b)	12,384	390,839
Snap-On Inc.	(b)	12,087	303,384
Stanley Works (The)	(b)	16,479	479,868

			1,174,091

HEALTH CARE - PRODUCTS—4.27%
Baxter International Inc.		127,085	6,509,294
Becton, Dickinson and Co.		49,820	3,349,897
Boston Scientific Corp.	(a) (b)	307,449	2,444,220
C.R. Bard Inc.		20,204	1,610,663
Covidien Ltd.		103,193	3,430,135
DENTSPLY International Inc.	(b)	30,794	826,819
Intuitive Surgical Inc.	(a) (b)	8,049	767,553
Johnson & Johnson		568,555	29,905,993
Medtronic Inc.		229,145	6,752,903
Patterson Companies Inc.	(a) (b)	18,873	355,945
St. Jude Medical Inc.	(a)	70,530	2,562,355
Stryker Corp.	(b)	49,282	1,677,559
Varian Medical Systems Inc.	(a) (b)	25,786	784,926
Zimmer Holdings Inc.	(a) (b)	45,965	1,677,723

			62,655,985

HEALTH CARE - SERVICES—1.13%
Aetna Inc.		94,490	2,298,942
Coventry Health Care Inc.	(a)	30,695	397,193
DaVita Inc.	(a)	21,493	944,617
Humana Inc.	(a)	34,840	908,627
Laboratory Corp. of America Holdings	(a) (b)	22,224	1,299,882
Quest Diagnostics Inc.	(b)	32,469	1,541,628
Tenet Healthcare Corp.	(a)	84,956	98,549
UnitedHealth Group Inc.		249,269	5,217,200
WellPoint Inc.	(a)	100,531	3,817,162

			16,523,800

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	(a) (b)	37,012	551,109

			551,109

HOME BUILDERS—0.11%
Centex Corp.	(b)	25,426	190,695
D.R. Horton Inc.	(b)	57,772	560,388
KB Home	(b)	16,233	213,951
Lennar Corp. Class A		28,949	217,407
Pulte Homes Inc.	(b)	44,917	490,943

			1,673,384

HOME FURNISHINGS—0.04%
Harman International Industries Inc.	(b)	12,074	163,361
Whirlpool Corp.	(b)	15,381	455,124

			618,485

HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.	(b)	22,375	499,858
Clorox Co. (The)	(b)	28,426	1,463,370
Fortune Brands Inc.	(b)	31,248	767,138
Kimberly-Clark Corp.		84,788	3,909,575

			6,639,941

HOUSEWARES—0.03%
Newell Rubbermaid Inc.	(b)	58,177	371,169

			371,169

INSURANCE—2.15%
Aflac Inc.		95,521	1,849,287
Allstate Corp. (The)		109,466	2,096,274
American International Group Inc.		554,020	554,020
Aon Corp.		55,935	2,283,267
Assurant Inc.		24,311	529,494

Chubb Corp.		72,891	3,084,747
CIGNA Corp.		55,622	978,391
Cincinnati Financial Corp.	(b)	32,753	749,061
Genworth Financial Inc. Class A		90,929	172,765
Hartford Financial Services Group Inc. (The)		65,627	515,172
Lincoln National Corp.	(b)	53,224	356,069
Loews Corp.		73,781	1,630,560
Marsh & McLennan Companies Inc.		105,347	2,133,277
MBIA Inc.	(a)	40,352	184,812
MetLife Inc.	(b)	167,663	3,817,687
Principal Financial Group Inc.	(b)	54,460	445,483
Progressive Corp. (The)	(a)	137,798	1,852,005
Prudential Financial Inc.		86,684	1,648,730
Torchmark Corp.		18,021	472,691
Travelers Companies Inc. (The)		119,780	4,867,859
Unum Group	(b)	67,988	849,850
XL Capital Ltd. Class A		70,528	385,083

			31,456,584

INTERNET—2.31%
Akamai Technologies Inc.	(a) (b)	35,386	686,488
Amazon.com Inc.	(a)	65,907	4,840,210
eBay Inc.	(a)	219,806	2,760,763
Expedia Inc.	(a) (b)	43,936	398,939
Google Inc. Class A	(a)	49,200	17,124,552
McAfee Inc.	(a) (b)	30,931	1,036,189
Symantec Corp.	(a)	171,317	2,559,476
VeriSign Inc.	(a) (b)	39,843	751,837
Yahoo! Inc.	(a) (b)	286,234	3,666,658

			33,825,112

IRON & STEEL—0.24%
AK Steel Holding Corp.		23,542	167,619
Allegheny Technologies Inc.	(b)	19,410	425,661
Nucor Corp.	(b)	64,335	2,455,667
United States Steel Corp.	(b)	24,118	509,613

			3,558,560

LEISURE TIME—0.18%
Carnival Corp.	(b)	89,274	1,928,318
Harley-Davidson Inc.	(b)	48,724	652,414

			2,580,732

LODGING—0.13%
Marriott International Inc. Class A	(b)	59,427	972,226
Starwood Hotels & Resorts Worldwide Inc.	(b)	37,215	472,631
Wyndham Worldwide Corp.		37,193	156,211
Wynn Resorts Ltd.	(a) (b)	12,786	255,336

			1,856,404

MACHINERY—0.60%
Caterpillar Inc.	(b)	123,615	3,456,275
Cummins Inc.		40,741	1,036,858
Deere & Co.	(b)	87,503	2,876,224
Flowserve Corp.		11,702	656,716
Manitowoc Co. Inc. (The)	(b)	27,353	89,444
Rockwell Automation Inc.	(b)	28,643	625,563

			8,741,080

MANUFACTURING—3.18%
Cooper Industries Ltd. Class A		35,743	924,314
Danaher Corp.	(b)	52,396	2,840,911
Dover Corp.		37,889	999,512
Eastman Kodak Co.	(b)	53,284	202,479
Eaton Corp.	(b)	33,705	1,242,366
General Electric Co.	(b)	2,168,632	21,924,870
Honeywell International Inc.		150,672	4,197,722
Illinois Tool Works Inc.	(b)	80,553	2,485,060
Ingersoll-Rand Co. Ltd. Class A	(b)	65,096	898,325
ITT Corp.		36,867	1,418,273
Leggett & Platt Inc.	(b)	32,959	428,137
Pall Corp.		23,982	489,952
Parker Hannifin Corp.		33,025	1,122,190
Textron Inc.	(b)	51,098	293,303
3M Co.	(b)	142,509	7,085,546

			46,552,960

MEDIA—2.21%
CBS Corp. Class B	(b)	140,147	538,164
Comcast Corp. Class A		591,961	8,074,348
DIRECTV Group Inc. (The)	(a)	105,485	2,404,003
Gannett Co. Inc.	(b)	48,072	105,758
McGraw-Hill Companies Inc. (The)		64,450	1,473,972
Meredith Corp.	(b)	6,969	115,964
New York Times Co. (The) Class A	(b)	24,016	108,552
News Corp. Class A	(b)	471,304	3,120,032
Scripps Networks Interactive Inc. Class A	(b)	18,872	424,809
Time Warner Cable Inc.		72,365	1,794,650
Time Warner Inc.		245,046	4,729,381
Viacom Inc. Class B	(a) (b)	125,001	2,172,517
Walt Disney Co. (The)	(b)	380,804	6,915,401
Washington Post Co. (The) Class B	(b)	1,264	451,374

			32,428,925

METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.	(b)	28,760	1,722,724

			1,722,724

MINING—0.70%
Alcoa Inc.	(b)	193,317	1,418,947
Freeport-McMoRan Copper & Gold Inc.	(b)	84,269	3,211,492
Newmont Mining Corp.		100,243	4,486,877
Titanium Metals Corp.		18,784	102,748
Vulcan Materials Co.		22,351	989,926

			10,209,990

OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.	(b)	42,240	986,304
Xerox Corp.	(b)	175,551	798,757

			1,785,061

OIL & GAS—10.91%
Anadarko Petroleum Corp.		94,067	3,658,266
Apache Corp.		68,581	4,395,356
Cabot Oil & Gas Corp.		20,684	487,522
Chesapeake Energy Corp.	(b)	114,867	1,959,631
Chevron Corp.		412,903	27,763,598
ConocoPhillips		305,494	11,963,145
Devon Energy Corp.		91,061	4,069,516
Diamond Offshore Drilling Inc.	(b)	14,037	882,366

ENSCO International Inc.		28,613	755,383
EOG Resources Inc.		51,145	2,800,700
EQT Corp.	(b)	27,162	850,985
Exxon Mobil Corp.		1,016,289	69,209,281
Hess Corp.		58,132	3,150,754
Marathon Oil Corp.		144,587	3,801,192
Murphy Oil Corp.	(b)	38,863	1,739,897
Nabors Industries Ltd.	(a) (b)	59,373	593,136
Noble Energy Inc.	(b)	35,400	1,907,352
Occidental Petroleum Corp.		166,399	9,260,104
Pioneer Natural Resources Co.	(b)	24,383	401,588
Range Resources Corp.	(b)	31,786	1,308,312
Rowan Companies Inc.	(b)	23,674	283,378
Southwestern Energy Co.	(a) (b)	70,263	2,086,108
Sunoco Inc.		23,728	628,317
Tesoro Corp.		28,979	390,347
Valero Energy Corp.		105,242	1,883,832
XTO Energy Inc.		118,965	3,642,708

			159,872,774

OIL & GAS SERVICES—1.34%
Baker Hughes Inc.		63,004	1,798,764
BJ Services Co.	(b)	59,107	588,115
Cameron International Corp.	(a) (b)	45,499	997,793
Halliburton Co.	(b)	183,149	2,833,315
National Oilwell Varco Inc.	(a)	85,519	2,455,251
Schlumberger Ltd.		245,699	9,980,293
Smith International Inc.	(b)	44,541	956,741

			19,610,272

PACKAGING & CONTAINERS—0.18%
Ball Corp.		19,117	829,678
Bemis Co. Inc.	(b)	20,963	439,594
Owens-Illinois Inc.	(a) (b)	34,705	501,140
Pactiv Corp.	(a) (b)	27,499	401,210
Sealed Air Corp.	(b)	32,383	446,885

			2,618,507

PHARMACEUTICALS—7.36%
Abbott Laboratories		317,946	15,166,024
Allergan Inc.	(b)	63,016	3,009,644
AmerisourceBergen Corp.		32,014	1,045,577
Bristol-Myers Squibb Co.		405,658	8,892,023
Cardinal Health Inc.		73,639	2,318,156
Cephalon Inc.	(a) (b)	14,080	958,848
Eli Lilly and Co.		207,414	6,929,702
Express Scripts Inc.	(a) (b)	50,710	2,341,281
Forest Laboratories Inc.	(a)	61,703	1,354,998
Gilead Sciences Inc.	(a) (b)	188,507	8,731,644
Hospira Inc.	(a)	32,334	997,827
King Pharmaceuticals Inc.	(a) (b)	51,510	364,176
Medco Health Solutions Inc.	(a) (b)	102,055	4,218,954
Merck & Co. Inc.		433,233	11,588,983
Mylan Inc.	(a) (b)	61,932	830,508
Pfizer Inc.		1,385,085	18,864,858
Schering-Plough Corp.	(b)	334,192	7,870,222
Watson Pharmaceuticals Inc.	(a) (b)	21,022	653,994
Wyeth		273,432	11,768,513

			107,905,932

PIPELINES—0.35%
El Paso Corp.	(b)	144,094	900,588
Questar Corp.		35,495	1,044,618
Spectra Energy Corp.	(b)	131,402	1,858,024
Williams Companies Inc. (The)		118,537	1,348,951

			5,152,181

REAL ESTATE—0.01%
CB Richard Ellis Group Inc. Class A	(a)	46,010	185,420

			185,420

REAL ESTATE INVESTMENT TRUSTS—0.70%
Apartment Investment and Management Co. Class A		24,729	135,515
AvalonBay Communities Inc.	(b)	16,301	767,125
Boston Properties Inc.	(b)	24,442	856,203
Equity Residential	(b)	55,502	1,018,462
HCP Inc.	(b)	52,150	930,878
Health Care REIT Inc.	(b)	22,436	686,317
Host Hotels & Resorts Inc.		109,972	431,090
Kimco Realty Corp.	(b)	47,059	358,590
ProLogis	(b)	53,918	350,467
Public Storage		25,452	1,406,223
Simon Property Group Inc.	(b)	48,355	1,675,017
Ventas Inc.	(b)	29,799	673,755
Vornado Realty Trust	(b)	28,857	959,207

			10,248,849

RETAIL—6.83%
Abercrombie & Fitch Co. Class A	(b)	18,268	434,778
AutoNation Inc.	(a)	23,372	324,403
AutoZone Inc.	(a) (b)	7,766	1,262,907
Bed Bath & Beyond Inc.	(a) (b)	52,757	1,305,736
Best Buy Co. Inc.		69,097	2,622,922
Big Lots Inc.	(a) (b)	17,175	356,897
Costco Wholesale Corp.	(b)	89,022	4,123,499
CVS Caremark Corp.	(b)	298,654	8,209,998
Darden Restaurants Inc.	(b)	28,429	973,978
Family Dollar Stores Inc.	(b)	28,451	949,410
GameStop Corp. Class A	(a) (b)	33,806	947,244
Gap Inc. (The)		94,715	1,230,348
Home Depot Inc.		347,430	8,185,451
J.C. Penney Co. Inc.	(b)	44,971	902,568
Kohl’s Corp.	(a) (b)	62,417	2,641,487
Limited Brands Inc.	(b)	54,571	474,768
Lowe’s Companies Inc.	(b)	300,346	5,481,315
Macy’s Inc.	(b)	84,900	755,610
McDonald’s Corp.		228,390	12,463,242
Nordstrom Inc.	(b)	32,788	549,199
Office Depot Inc.	(a)	56,955	74,611
O’Reilly Automotive Inc.	(a)	27,733	970,932
RadioShack Corp.	(b)	24,694	211,628
Sears Holdings Corp.	(a) (b)	11,101	507,427
Staples Inc.	(b)	146,189	2,647,483
Starbucks Corp.	(a) (b)	150,723	1,674,533
Target Corp.	(b)	154,259	5,304,967
Tiffany & Co.	(b)	25,563	551,138
TJX Companies Inc. (The)	(b)	85,318	2,187,554
Walgreen Co.	(b)	202,846	5,265,882
Wal-Mart Stores Inc.		459,151	23,921,767
Yum! Brands Inc.	(b)	94,775	2,604,417

			100,118,099

SAVINGS & LOANS—0.17%
Hudson City Bancorp Inc.		106,648	1,246,715
People’s United Financial Inc.		71,848	1,291,109

			2,537,824

SEMICONDUCTORS—2.49%
Advanced Micro Devices Inc.	(a) (b)	114,752	349,994
Altera Corp.	(b)	60,918	1,069,111
Analog Devices Inc.	(b)	59,646	1,149,378
Applied Materials Inc.	(b)	274,935	2,955,551
Broadcom Corp. Class A	(a) (b)	83,849	1,675,303
Intel Corp.		1,142,029	17,187,536
KLA-Tencor Corp.	(b)	33,865	677,300
Linear Technology Corp.		45,408	1,043,476
LSI Corp.	(a)	133,993	407,339
MEMC Electronic Materials Inc.	(a) (b)	46,719	770,396
Microchip Technology Inc.	(b)	37,816	801,321
Micron Technology Inc.	(a) (b)	159,943	649,369
National Semiconductor Corp.	(b)	40,401	414,918
Novellus Systems Inc.	(a) (b)	19,918	331,236
NVIDIA Corp.	(a) (b)	110,061	1,085,201
QLogic Corp.	(a) (b)	24,851	276,343
Teradyne Inc.	(a)	35,964	157,522
Texas Instruments Inc.		265,663	4,386,096
Xilinx Inc.	(b)	55,940	1,071,810

			36,459,200

SOFTWARE—4.48%
Adobe Systems Inc.	(a)	108,401	2,318,697
Autodesk Inc.	(a)	47,035	790,658
Automatic Data Processing Inc.	(b)	104,075	3,659,277
BMC Software Inc.	(a) (b)	38,271	1,262,943
CA Inc.	(b)	80,018	1,409,117
Citrix Systems Inc.	(a) (b)	37,409	846,940
Compuware Corp.	(a) (b)	51,332	338,278
Dun & Bradstreet Corp. (The)		11,166	859,782
Electronic Arts Inc.	(a) (b)	66,073	1,201,868
Fidelity National Information Services Inc.		38,389	698,680
Fiserv Inc.	(a) (b)	32,820	1,196,617
IMS Health Inc.		38,122	475,381
Intuit Inc.	(a) (b)	65,335	1,764,045
MasterCard Inc. Class A	(b)	14,825	2,482,891
Microsoft Corp.		1,570,236	28,845,235
Novell Inc.	(a)	74,108	315,700
Oracle Corp.	(a)	792,402	14,318,704
Paychex Inc.	(b)	65,259	1,675,199
Salesforce.com Inc.	(a) (b)	21,862	715,543
Total System Services Inc.		39,638	547,401

			65,722,956

TELECOMMUNICATIONS—6.76%
American Tower Corp. Class A	(a)	81,291	2,473,685
AT&T Inc.		1,210,378	30,501,526
CenturyTel Inc.	(b)	20,227	568,783
Ciena Corp.	(a) (b)	19,409	151,002
Cisco Systems Inc.	(a)	1,199,805	20,120,730
Corning Inc.		318,513	4,226,668
Embarq Corp.		28,811	1,090,496

Frontier Communications Corp.		65,299	468,847
Harris Corp.		27,471	795,011
JDS Uniphase Corp.	(a) (b)	43,679	141,957
Juniper Networks Inc.	(a) (b)	108,191	1,629,356
Motorola Inc.	(b)	462,236	1,955,258
QUALCOMM Inc.	(b)	339,235	13,199,634
Qwest Communications International Inc.	(b)	299,089	1,022,884
Sprint Nextel Corp.	(a) (b)	583,973	2,084,784
Tellabs Inc.	(a)	81,837	374,813
Verizon Communications Inc.		583,257	17,614,361
Windstream Corp.		91,100	734,266

			99,154,061

TEXTILES—0.05%
Cintas Corp.	(b)	27,457	678,737

			678,737

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.		24,903	624,318
Mattel Inc.		74,291	856,575

			1,480,893

TRANSPORTATION—1.94%
Burlington Northern Santa Fe Corp.	(b)	57,523	3,460,008
C.H. Robinson Worldwide Inc.	(b)	34,609	1,578,516
CSX Corp.		81,832	2,115,357
Expeditors International Washington Inc.	(b)	43,037	1,217,517
FedEx Corp.		63,781	2,837,617
Norfolk Southern Corp.		75,878	2,560,883
Ryder System Inc.	(b)	11,550	326,981
Union Pacific Corp.		103,778	4,266,314
United Parcel Service Inc. Class B	(b)	204,469	10,063,964

			28,427,157

TOTAL COMMON STOCKS
(Cost: $2,047,908,746)			1,423,213,772

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.00%

MONEY MARKET FUNDS—21.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.61%	(c) (d) (e)	276,965,723	276,965,723
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.48%	(c) (d) (e)	38,950,607	38,950,607

			315,916,330

U.S. TREASURY OBLIGATIONS—0.45%
U.S. Treasury Bills
1.83%, 04/02/09	(f) (g)	$600,000	599,999
0.41%, 04/09/09	(f) (g)	100,000	99,998
0.23%, 04/16/09	(f) (g)	600,000	599,969
0.14%, 06/18/09	(f) (g)	900,000	899,688
0.17%, 06/25/09	(f) (g)	4,400,000	4,398,337

			6,597,991

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,513,847)			322,514,321

TOTAL INVESTMENTS IN SECURITIES—119.08%
(Cost: $2,370,422,593)	1,745,728,093

Other Assets, Less Liabilities—(19.08)%	(279,769,156)

NET ASSETS—100.00%	$1,465,958,937

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (June 2009)	1,058	$42,044,920	$1,940,617

		$42,044,920	$1,940,617

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP. The Master Portfolio is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3—Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of March 31, 2009:

Investments in Securities

Level 1	Level 2	Level 3	Total
$1,745,728,093	$—	$—	$1,745,728,093

Other Financial Instruments (a)

Level 1	Level 2	Level 3	Total
$1,940,617	$—	$—	$1,940,617

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FUTURES CONTRACTS

The Master Portfolio may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2009, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $6,600,000 for initial margin requirements.

FEDERAL INCOME TAXES

As of March 31, 2009, the cost of investments for federal income tax purposes was $2,426,390,594. Net unrealized depreciation aggregated $680,662,501, of which $175,089,143 represented gross unrealized appreciation on securities and $855,751,644 represented gross unrealized depreciation on securities.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3. SECURITIES LENDING

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

Effective January 1, 2009, the Master Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures for derivative instruments and hedging activities, including how and why the Master Portfolio uses derivative instruments, how derivative instruments are accounted for under FASB Statement No. 133 and how derivative instruments affect the Master Portfolio’s financial position, performance and cash flows. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolio’s financial statement disclosures.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         BB&T Funds

By (Signature and Title)*         /s/ E.G. Purcell, III

                                                    E.G. Purcell, III, President

                                                    (principal executive officer)

Date                                  5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ E.G. Purcell, III

                                                    E.G. Purcell, III, President

                                                    (principal executive officer)

Date                                  5/28/09

By (Signature and Title)*         /s/ Andrew J. McNally

                                                    Andrew J. McNally, Treasurer

                                                    (principal financial officer)

Date                                  5/28/09

*	Print the name and title of each signing officer under his or her signature.